Share capital (Tables)	3 Months Ended
Mar. 31, 2025
Schedule of share capital issued

	December 31, 2024		December 31, 2024
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of period:	53,618,357	$213,528	41,535,755	$209,296
Private placement	5,502,108	8,692	7,466,568	2,445
Issuance costs	-	(1,070)	329,899	(254)
Exercise of warrants	-	-	4,286,135	2,041
Balance, end of period:	59,120,465	$221,150	53,618,357	$213,528

Schedule of contributed surplus
	March 31,	December 31,
	2025	2024

Balance, beginning of period	$28,009	$26,985
Share-based compensation	33	487
Issuance costs	246	103
Exercise of warrants	-	434

Balance, end of period	$28,288	$28,009

Schedule of share options outstanding

The following tables summarize information regarding share options outstanding:

	March 31, 2025		December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding, beginning of period	699,442	$0.72	794,443	$0.72
Expired	-	-	(95,001)	0.70

Options outstanding, end of period	699,442	$0.72	699,442	$0.72

Options exercisable, end of period	699,442	$0.72	699,442	$0.72

Schedule of exercise prices and share options outstanding
Exercise		Weighted average
Price	Options	remaining	Options
(CDN$)	outstanding	contractual life	exercisable

0.70	528,510	2.03 years	528,510
0.80	170,932	1.63 years	170,932
	699,442	1.93 years	699,442

Schedule of RSUs outstanding

The following tables summarize information regarding RSUs outstanding:

	March 31,	December 31,
	2025	2024
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of period	3,779,623	3,779,623
Issued	-	100,000
Forfeitures	-	(100,000)

RSUs outstanding, end of period	3,779,623	3,779,623

Schedule of share based compensation

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

For the three months ended March 31,	2025	2024

Employees	$16	$89
Directors and advisors	27	37

Non-cash compensation	$43	$126